UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Macquarie Infrastructure Fund Adviser, LLC
Address:   125 West 55th Street
           New York, NY 10019
           ------------------------------------------

Form 13F File Number: 28-11525___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rose E. Barry
Title:   Chief Compliance Officer
Phone:   212-231-1572

Signature, Place, and Date of Signing:

/s/ Rose E. Barry                New York, NY               February 14, 2006
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -------

Form 13F Information Table Entry Total:     7
                                          -------

Form 13F Information Table Value Total:   133,939
     --                                   --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                               FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------------------------------------------------------------------------------------------
                                                     VALUE     SHS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE SHARED NONE

Ameren                  common            23608102   31,374              612,300  sole                    347,300  SOLE
                                                                                                          265,000  NONE
Amerigas Partners       common            30975106   15,732              556,500  sole                    556,500  SOLE
Consolidated Edison     common           209115104   18,069              390,000  sole                    390,000  SOLE
Enbridge Energy         common           29250R106   14,733              335,600  sole                    335,600  SOLE
Kinder Morgan Energy    common           494550106   17,096              357,500  sole                    357,500  SOLE
Magellan Midstream      common           559080106   17,517              543,500  sole                    543,500  SOLE
National Grid Transco   common             B08SNH3   19,418            1,985,000  sole                  1,985,000  SOLE
